Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance Table (set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s principal executive officer (“PEO”) and the Company’s non-PEO NEOs, as noted below. “Compensation Actually Paid” represents a required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards, which remain subject to forfeiture if the vesting conditions are not satisfied.

Pay Versus Performance Table

Year	Summary Compensation Table Total for Austin C. Willis (1)(4) $	Compensation Actually Paid to Austin C. Willis (2)(3)(4) $	Average Summary Compensation Table Total for Non-PEO NEOs (1)(5) $	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(5) $	Value of Initial Fixed $100 Investment based on WLFC Total Shareholder Return (6) $	Net Income (in millions) (7) $
2025	19,209,005	11,117,102	24,764,949	16,858,111	236	114
2024	7,209,861	20,431,448	10,371,719	27,743,290	359	109
2023	6,381,908	5,107,021	7,369,209	5,397,068	83	44

(1)
Summary Compensation Table Totals: For PEOs, the dollar amount reported for a particular fiscal year is the amount of total compensation reported in the Summary Compensation Table for each PEO who served during the corresponding year. For Non-PEO NEOs, the dollar amount reported for a particular fiscal year is the average of the amounts reported in the Summary Compensation Table for all Non-PEO NEOs as a group during the corresponding year.
(2)
Compensation Actually Paid Totals: For PEOs, the dollar amount reported for a particular fiscal year is the amount of “compensation actually paid” to each PEO who served during the corresponding year. For Non-PEO NEOs, the dollar amount reported for a particular fiscal year is the average of “Compensation Actually Paid” amounts for all Non-PEO NEOs as a group during the corresponding year. All “Compensation Actually Paid” amounts are computed in accordance with Item 402(v) of Regulation S-K.
(3)
Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate Compensation Actually Paid include:

	2025		2024			2023
	Austin C. Willis	Average Non-PEO NEOs	Austin C. Willis	Average Non-PEO NEOs		Austin C. Willis	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$19,209,005	$24,764,949	$7,209,861	$10,371,719		$6,381,908	$7,369,209
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$-	$-	$-	$-		$-	$-
Amount added for current year service cost	$-	$-	$-	$-		$-	$-
Amount added for prior service cost impacting current year	$-	$-	$-	$-		$-	$-
Total Adjustments for Pension	$-	$-	$-	$-		$-	$-
		0		0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table (8)	$(14,637,060)	$(20,802,045)	$(3,253,626)	$(6,226,828)		$(3,619,752)	$(4,441,500)
Year-end fair value of unvested awards granted in the current year	$11,682,673	$18,267,091	$13,843,585	$16,469,093		$2,527,096	$3,299,400
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,171,878)	$(3,120,247)	$2,635,985	$4,780,013		$(85,892)	$(314,496)
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$2,356,135		$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,965,638)	$(2,251,637)	$(4,357)	$(6,842)		$(96,338)	$(515,544)
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-		$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-	$-	$-	$-		$-	$-

Total Adjustments for Equity Awards	$(8,091,903)	$(7,906,838)	$13,221,587	$17,371,571	$-	$(1,274,887)	$(1,972,140)
Compensation Actually Paid (as calculated)	$11,117,102	$16,858,111	$20,431,448	$27,743,290	$-	$5,107,021	$5,397,068

(4)
Mr. Austin C. Willis, our current CEO, has served as our CEO since April 1, 2022.
(5)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
a.
2025: Messrs. Charles F. Willis, IV, Brian R. Hole, and Scott B. Flaherty
b.
2024: Messrs. Charles F. Willis, IV and Brian R. Hole
c.
2023: Messrs. Charles F. Willis, IV and Brian R. Hole

(6)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022. Historic stock price performance is not necessarily indicative of future stock price performance. As an additional, supplementary data point, prior to the introduction of new tariff policies in 2025, the Company’s three-year return was 455.5%, including a 332.7% return in the prior year.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
The reported value of equity awards held by each NEO for each applicable year is based on the same methodology as disclosed in the Summary Compensation Table of this proxy statement and represents the following: (i) for time-based restricted stock awards, the value of such awards as of the grant date, and (ii) for performance-based restricted stock awards, the value for such awards based upon the probable outcome of the performance conditions as of the applicable measurement date.

Narrative Disclosure to Pay Versus Performance Table

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance.” The total “Compensation Actually Paid" for each of the PEO and NEOs fluctuated year-over-year, primarily due to fluctuations in our stock price over the period.

The illustrations below compare “Compensation Actually Paid” (as calculated in accordance with the SEC rules) and the following measures:

•
the Company’s cumulative TSR; and
•
the Company’s Net Income

Named Executive Officers, Footnote
(4)
Mr. Austin C. Willis, our current CEO, has served as our CEO since April 1, 2022.
(5)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
a.
2025: Messrs. Charles F. Willis, IV, Brian R. Hole, and Scott B. Flaherty
b.
2024: Messrs. Charles F. Willis, IV and Brian R. Hole
c.
2023: Messrs. Charles F. Willis, IV and Brian R. Hole

Adjustment To PEO Compensation, Footnote
(3)
Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate Compensation Actually Paid include:

	2025		2024			2023
	Austin C. Willis	Average Non-PEO NEOs	Austin C. Willis	Average Non-PEO NEOs		Austin C. Willis	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$19,209,005	$24,764,949	$7,209,861	$10,371,719		$6,381,908	$7,369,209
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$-	$-	$-	$-		$-	$-
Amount added for current year service cost	$-	$-	$-	$-		$-	$-
Amount added for prior service cost impacting current year	$-	$-	$-	$-		$-	$-
Total Adjustments for Pension	$-	$-	$-	$-		$-	$-
		0		0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table (8)	$(14,637,060)	$(20,802,045)	$(3,253,626)	$(6,226,828)		$(3,619,752)	$(4,441,500)
Year-end fair value of unvested awards granted in the current year	$11,682,673	$18,267,091	$13,843,585	$16,469,093		$2,527,096	$3,299,400
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,171,878)	$(3,120,247)	$2,635,985	$4,780,013		$(85,892)	$(314,496)
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$2,356,135		$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,965,638)	$(2,251,637)	$(4,357)	$(6,842)		$(96,338)	$(515,544)
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-		$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-	$-	$-	$-		$-	$-

Total Adjustments for Equity Awards	$(8,091,903)	$(7,906,838)	$13,221,587	$17,371,571	$-	$(1,274,887)	$(1,972,140)
Compensation Actually Paid (as calculated)	$11,117,102	$16,858,111	$20,431,448	$27,743,290	$-	$5,107,021	$5,397,068

Non-PEO NEO Average Total Compensation Amount	$ 24,764,949	$ 10,371,719	$ 7,369,209
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,858,111	27,743,290	5,397,068
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate Compensation Actually Paid include:

	2025		2024			2023
	Austin C. Willis	Average Non-PEO NEOs	Austin C. Willis	Average Non-PEO NEOs		Austin C. Willis	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$19,209,005	$24,764,949	$7,209,861	$10,371,719		$6,381,908	$7,369,209
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$-	$-	$-	$-		$-	$-
Amount added for current year service cost	$-	$-	$-	$-		$-	$-
Amount added for prior service cost impacting current year	$-	$-	$-	$-		$-	$-
Total Adjustments for Pension	$-	$-	$-	$-		$-	$-
		0		0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table (8)	$(14,637,060)	$(20,802,045)	$(3,253,626)	$(6,226,828)		$(3,619,752)	$(4,441,500)
Year-end fair value of unvested awards granted in the current year	$11,682,673	$18,267,091	$13,843,585	$16,469,093		$2,527,096	$3,299,400
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,171,878)	$(3,120,247)	$2,635,985	$4,780,013		$(85,892)	$(314,496)
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$2,356,135		$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,965,638)	$(2,251,637)	$(4,357)	$(6,842)		$(96,338)	$(515,544)
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-		$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-	$-	$-	$-		$-	$-

Total Adjustments for Equity Awards	$(8,091,903)	$(7,906,838)	$13,221,587	$17,371,571	$-	$(1,274,887)	$(1,972,140)
Compensation Actually Paid (as calculated)	$11,117,102	$16,858,111	$20,431,448	$27,743,290	$-	$5,107,021	$5,397,068

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 236	359	83
Net Income (Loss)	114,000,000	109,000,000	44,000,000
Austin C. Willis
Pay vs Performance Disclosure
PEO Total Compensation Amount	19,209,005	7,209,861	6,381,908
PEO Actually Paid Compensation Amount	$ 11,117,102	20,431,448	5,107,021
PEO Name	Mr. Austin C. Willis
PEO | Austin C. Willis
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,091,903)	13,221,587	(1,274,887)
PEO | Austin C. Willis | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Austin C. Willis | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Austin C. Willis | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Austin C. Willis | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Austin C. Willis | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,637,060)	(3,253,626)	(3,619,752)
PEO | Austin C. Willis | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,682,673	13,843,585	2,527,096
PEO | Austin C. Willis | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,171,878)	2,635,985	(85,892)
PEO | Austin C. Willis | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Austin C. Willis | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Austin C. Willis | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,965,638)	(4,357)	(96,338)
PEO | Austin C. Willis | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,906,838)	17,371,571	(1,972,140)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,802,045)	(6,226,828)	(4,441,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,267,091	16,469,093	3,299,400
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,120,247)	4,780,013	(314,496)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,356,135	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,251,637)	(6,842)	(515,544)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0